(THE PRIMARY TREND FUNDS LOGO)
ANNUAL REPORT


THE PRIMARY
TREND FUND


THE PRIMARY
INCOME FUND


THE PRIMARY U.S.
GOVERNMENT FUND



MILWAUKEE, WISCONSIN
JUNE 30, 1998

MESSAGE TO SHAREHOLDERS

     "...it will be important to witness broad-based participation if the market continues to make new highs. For 1998, equity valuations will become increasingly critical to the direction of the major stock averages."

                                                     THE PRIMARY TREND FUNDS
                                                     12/31/97 Semiannual Report

  The cyclical bull market which began in 1994 and ended 1997 in volatile fashion has slowly transformed itself in the first half of 1998. What used to be a broader-based, more homogenous appetite for U.S. equities has eroded into a very narrow and selective desire for the mega-cap growth darlings that dominate the upper tier of the Standard & Poor's 500 index. This dichotomy that has existed in the stock market since early 1998 has proven to be challenging for value managers and problematic for the overall market.

  For the twelve months ended June 30, 1998, The Primary Trend Funds generated the following returns for shareholders:

                    THE PRIMARY TREND FUND               +13.1%
                    THE PRIMARY INCOME FUND              +14.7%
                    THE PRIMARY U.S. GOVERNMENT FUND     + 6.2%

  THE PRIMARY TREND FUND'S current diversified portfolio of value-oriented stocks kept pace with the broader blue-chip averages in the final half of 1997, but has lagged those same averages in the first six months of 1998. Our unwillingness to chase popularity has contributed to this underperformance in the short run, but has served us well over the long haul. Selected emphasis in the healthcare, retail and restaurant industries contributed nicely to the portfolio. Some of the top performers for the 12 months ended June 30, 1998, include: Mylan Labs (+105%), Darden Restaurants (+75%), L.M. Ericsson Telephone (+45%), Juno Lighting (+45%), Albertson's (+42%) and J.C. Penney (+39%). However, the continued collapse in crude oil prices to 12-year lows (at $12 per barrel) has been a nemesis for both the oil and natural gas holdings in the Fund. Recent merger and acquisition activity in the energy stocks endorses our thesis that these securities are extremely undervalued at today's prices.

  THE PRIMARY INCOME FUND had a respectable fiscal year with much of its performance coming in the latter half of 1997 when interest rates were in a steady decline. The portfolio's 32% exposure to the utility sector and 11% weighting in real estate investment trusts (REITs) accounts for the Fund's steady income stream and superior performance in the final six months of 1997. However, these interest-sensitive sectors have lagged the broader market thus far in 1998. Top portfolio performers for the fiscal year ended June 30, 1998, include: Mylan Labs (+105%), L.M. Ericsson Telephone (+45%), Juno Lighting (+45%), Albertson's (+42%), J.C. Penney (+39%), GTE (+27%) and Wisconsin Energy (+22%). Our commitment to the energy sector (10% of the portfolio), with its attractive dividend yields, has been poorly timed in the short term, but should prove profitable in the long term.

  THE PRIMARY U. S. GOVERNMENT FUND, with its shorter duration portfolio, did not participate fully in the interest rate decline for long-term bonds in 1997, but has proven competitive in 1998. We have kept maturities short in this Fund to reduce volatility and in anticipation of a rise in interest rates. With 30-year yields near all-time lows of 5.6% we believe the risks of extending maturities far outweigh the potential rewards at this time.

  "A MARKET OF STOCKS ... NOT A STOCK MARKET" - This Wall Street axiom seems more appropriate today than at any other time in this bull market. While the popular blue-chip averages reached all-time highs in mid-July, the majority of stocks did not follow suit. It was a very narrow affair. In fact, the average stock (as measured by advance/decline breadth statistics) peaked in early April and has declined precipitously from its high.

  As we mentioned early in 1998, the continued strength of this bull was predicated on broad-based participation. This has not transpired - the generals (big blue chips) marched, but the troops (secondary issues) stayed behind. This divergence has now evolved into a full-fledged market correction. The Dow Jones Industrial Average, which made its all-time high of 9337 on July 17, 1998, has now declined almost 10% from its peak. Lower-tier and mid-to-smaller cap stocks have fared dramatically worse. In fact, according to CNN, 35% of the stocks traded on the New York Stock Exchange are already down 30% or more from their highs, while a startling 75% of those on the NASDAQ are down 30% or more.

  A number of events have contributed to the current market malaise: the Asian crisis (to include Japan's economic turmoil) has resurfaced in spades in 1998, with a continued fear of currency devaluation; earnings estimates have been too optimistic; the scandal surrounding President Clinton has been a distraction to Wall Street; but most importantly, valuations and investor sentiment have both been treading at high altitudes. This was especially evident early in the summer when many pundits were claiming that Dow 10,000 was a fait accompli. We believe we are in the process of wringing out some of these excesses and deflating these expectations ... two ingredients to forming a healthy market bottom.

  We have taken profits and weeded out underperformers during the past year and have a cushion of cash at hand. In the near term, the stock market continues to exhibit weakness and is vulnerable to further declines in the major averages. However, the "bear" has already left his foot prints in many sectors and individual securities. Therein lies the opportunity. We envision much of those cash reserves being put to work as 1998 unfolds and better undervalued opportunities surface ... and momentum investors pass the lead baton to value investors.

  Each of us at Arnold Investment Counsel values you as shareholders in The Primary Trend Funds ... you are important to us. The energies of our entire staff are dedicated to serving your investment needs, which we know includes the generation of consistent above-average investment returns commensurate with below-average risk. You have our pledge that we will work diligently on your behalf to accomplish those objectives.

  Sincerely,

  /s/ Lilli Gust                             /s/ Barry S. Arnold

  Lilli Gust, President                      Barry S. Arnold, Vice President

August 14, 1998

PORTFOLIOS OF INVESTMENTS
June 30, 1998
                             THE PRIMARY TREND FUND
  SHARES OR                                                           MARKET
PRINCIPAL AMOUNT                                      COST             VALUE
----------------                                     -------          -------
           COMMON STOCKS      80.4%
   9,000   Aetna, Inc.  (Managed care/Insurance)    $704,266       $685,125
  16,000   Albertson's, Inc.  (Retail food stores)   593,600        829,000
  17,000   AMP, Inc.  (Electronic connectors)        734,200        584,375
  12,000   Amoco Corporation
             (Integrated oil company)                325,950        499,500
   7,700   Angeles Mortgage Investment Trust
             (Real estate investment trust)          116,925        140,525
  21,910   Beverly Bancorporation, Inc.
             (Banking services)                      374,354        523,101
  60,000   Beverly Enterprises, Inc.*<F1>
             (Healthcare services)                   552,748        828,750
  10,000   Browning-Ferris Industries, Inc.
             (Waste management services)             299,250        347,500
  50,000   Darden Restaurants, Inc.
             (Restaurant chains)                     496,597        793,750
  12,000   Eastman Kodak Company
             (Photographic equipment)                536,365        876,750
  25,000   Enron Oil & Gas Company
             (Domestic oil and gas
             exploration and production)             671,500        506,250
  12,000   L.M. Ericsson Telephone  ADR
             (Telecommunications equipment)          142,935        343,500
  20,000   GreenPoint Financial Corp.
             (Banking services)                      288,425        752,500
  45,000   Juno Lighting, Inc.
             (Commercial and residential lighting)   765,937      1,063,125
  25,000   Mylan Laboratories, Inc.
             (Pharmaceutical products)               330,975        751,563
  18,000   Newmont Mining Corporation
             (Gold mining)                           643,437        425,250
  25,000   Occidental Petroleum Corporation
             (Integrated oil company)                467,085        675,000
  15,000   PartnerRe Ltd. ADR  (Insurance)           497,650        765,000
  10,000   J.C. Penney Company, Inc.
             (Retail stores)                         436,225        723,125
  12,000   Pennzoil Company
             (Domestic oil and gas
             exploration and production)             663,055        607,500
  27,306   PharMerica, Inc.*<F1>
             (Institutional pharmacy services)       223,752        329,379
  10,000   Philip Morris Companies, Inc.  (Tobacco)  401,000        393,750
  20,000   Seagram Company Ltd.
             (Entertainment/Beverages)               692,625        818,750
  12,500   SLM Holding Corporation
             (Financial services)                    157,694        612,500
  40,000   Snyder Oil Corporation
             (Domestic oil and gas
             exploration and production)             396,887        797,500
  12,000   Sundstrand Corporation
             (Aerospace and industrial)              272,560        687,000
  22,000   UST, Inc.  (Tobacco)                      632,625        594,000
  35,000   Union Pacific Resources Group Inc.
             (Domestic oil and gas
             exploration and production)             779,176        614,687
  50,000   Western Gas Resources, Inc.
             (Natural gas gathering,
             transporting, and marketing)            923,622        731,250
  17,600   York International Corp.
             (Heating and cooling systems)           776,088        766,700
                                                  ----------     ----------
             Total Common Stocks                  14,897,508     19,066,705
                                                  ----------     ----------

           SHORT-TERM INVESTMENTS  19.5%
           VARIABLE RATE DEMAND NOTES
$  27,930  American Family Financial
             Services, Inc., 5.25%                    27,930         27,930
   26,228  Firstar Bank, 5.33%                        26,228         26,228
  915,384  General Mills, Inc., 5.26%                915,384        915,384
1,170,636  Johnson Controls, Inc., 5.26%           1,170,636      1,170,636
1,142,808  Pitney Bowes Credit Corp., 5.26%        1,142,808      1,142,808
  939,086  Warner-Lambert, Inc., 5.25%               939,086        939,086
                                                  ----------     ----------
             Total Variable Rate Demand Notes      4,222,072      4,222,072

           CORPORATE NOTE
 400,000   GTE Northwest, Inc. note,
             6.125%, due 2/15/99                     400,000        400,708
                                                  ----------     ----------
             Total Short-Term Investments          4,622,072      4,622,780
                                                  ----------     ----------
           TOTAL INVESTMENTS 99.9%               $19,519,580     23,689,485
                                                  ----------
                                                  ----------
           Other Assets, less Liabilities 0.1%                       24,320
                                                                 ----------
           NET ASSETS (Equivalent to $13.98
             per share based on 1,696,238
             shares outstanding)       100.0%                   $23,713,805
                                                                 ----------
                                                                 ----------

*<F1>Non-income producing security.

                       See notes to financial statements.

                            THE PRIMARY INCOME FUND

  SHARES OR                                                           MARKET
PRINCIPAL AMOUNT                                      COST            VALUE
----------------                                    -------          -------
           COMMON STOCKS     70.1%
   1,500   Aetna, Inc.
             (Managed care/Insurance)            $   117,377     $  114,187
   2,000   Albertson's, Inc.
             (Retail food stores)                     74,200        103,625
   3,000   AMP, Inc.  (Electronic connectors)        129,675        103,125
   2,000   Amoco Corporation
             (Integrated oil company)                 55,720         83,250
   8,600   Angeles Mortgage Investment Trust
             (Real estate investment trust)           65,283        156,950
   3,500   Browning-Ferris Industries, Inc.
             (Waste management services)              98,007        121,625
   3,000   CarrAmerica Realty Corporation
             (Real estate investment trust)           79,125         85,125
   1,500   CCA Prison Realty Trust
               (Real estate investment trust)         31,500         45,938
   2,000   CINergy Corp.  (Electric utility)          39,641         70,000
   2,000   Consolidated Natural Gas Co.
             (Integrated natural gas system)          87,325        117,750
   4,500   DPL, Inc.  (Electric and gas utility)      45,124         81,563
   1,000   Eastman Kodak Company
             (Photographic equipment)                 69,100         73,063
   2,000   L.M. Ericsson Telephone  ADR
             (Telecommunications equipment)           18,975         57,250
   2,000   GTE Corporation (Telephone utility)        62,995        111,250
   6,000   Great Lakes REIT, Inc.
             (Real estate investment trust)           95,907        104,625
   2,000   Interstate Energy Corporation
             (Electric utility)                       61,700         65,000
   6,000   Juno Lighting, Inc.
             (Commercial and residential lighting)   103,475        141,750
   4,000   Marketspan Corporation
             (Natural gas utility)                    99,715        119,750
   4,000   Mid-Atlantic Realty Trust
             (Real estate investment trust)           52,000         49,250
   3,000   Mylan Laboratories, Inc.
             (Pharmaceutical products)                39,615         90,188
   4,000   Northern States Power Company
             (Electric utility)                       74,513        114,500
   4,000   Occidental Petroleum Corporation
             (Integrated oil company)                 87,705        108,000
   2,000   J.C. Penney Company, Inc.
             (Retail stores)                          87,073        144,625
   1,500   Pennzoil Company (Domestic oil and
             gas exploration and production)          72,200         75,937
   2,000   Philip Morris Companies, Inc. (Tobacco)    80,200         78,750
   3,000   Seagram Company Ltd.
             (Entertainment/Beverages)               103,612        122,812
   4,511   Sempra Enterprises
             (Natural gas utility)                    70,335        125,191
   2,000   Simon DeBartolo Group, Inc.
             (Real estate investment trust)           39,144         65,000
   4,000   UST, Inc.  (Tobacco)                      111,240        108,000
   5,200   Union Pacific Resources Group Inc.
             (Domestic oil and gas
             exploration and production)             110,510         91,325
   7,000   Western Gas Resources, Inc.
             (Natural gas gathering,
             transporting, and marketing)            113,750        102,375
   3,000   Wisconsin Energy Corporation
             (Electric and gas utility)               73,280         91,125
   1,900   York International Corp.
             (Heating and cooling systems)            83,695         82,769
                                                  ----------     ----------
             Total Common Stocks                   2,533,716      3,205,673
                                                  ----------     ----------
           PREFERRED STOCKS        6.4%
   2,000   Battle Mountain Gold Company
             $3.25 convertible                       107,183         91,625
   4,000   CNB Capital Trust I  $1.50 convertible    100,000        105,000
   2,000   SunAmerica, Inc. $3.1875 PERCS             88,160         96,000
                                                  ----------     ----------
             Total Preferred Stocks                  295,343        292,625
                                                  ----------     ----------

           BONDS AND NOTES        8.6%
           CONVERTIBLE DEBENTURE
$  50,000  Couer d'Alene Mines Corp.,
             6.375%, due 1/31/04                      45,959         37,875
                                                  ----------     ----------
           CORPORATE NOTES
  99,000   Philadelphia Electric,
             6.625%, due 3/1/03                      101,489        101,954
  50,000   Northern Illinois Gas,
             5.75%, due 6/1/03                        49,767         49,997
 100,000   Wisconsin Gas Company,
             6.375%, due 11/01/05                    100,948        102,899
                                                  ----------     ----------
             Total Corporate Obligations             252,204        254,850
                                                  ----------     ----------
           U.S. GOVERNMENT AGENCY NOTES
  50,000   Federal Home Loan Mortgage
             Corporation, 7.14%, due 7/31/02          50,326         50,111
  50,000   Federal Home Loan Bank, 7.01%,
             due 8/20/07                              50,000         50,383
                                                  ----------     ----------
             Total U.S. Government Agency Notes      100,326        100,494
                                                  ----------     ----------
             Total Bonds and Notes                   398,489        393,219
                                                  ----------     ----------
             Total Long-Term Investments           3,227,548      3,891,517
                                                  ----------     ----------
           SHORT-TERM INVESTMENTS      14.7%
           VARIABLE RATE DEMAND NOTES
 147,698   General Mills, Inc., 5.26%                147,698        147,698
  96,344   Johnson Controls, Inc., 5.26%              96,344         96,344
 108,556   Pitney Bowes Credit Corp., 5.26%          108,556        108,556
                                                  ----------     ----------
             Total Variable Rate Demand Notes        352,598        352,598
                                                  ----------     ----------
           CORPORATE NOTES
 100,000   Wisconsin Gas Company, 7.50%,
             due 11/15/98                             99,835        100,514
 120,000   Southern California Edison, 5.60%,
             due 12/15/98                            120,091        119,902
 100,000   GTE Northwest Inc., 6.125%,
             due 2/15/99                             100,000        100,177
                                                  ----------     ----------
             Total Corporate Notes                   319,926        320,593
                                                  ----------     ----------
             Total Short-Term Investments            672,524        673,191
                                                  ----------     ----------
           TOTAL INVESTMENTS 99.8%                $3,900,072      4,564,708
                                                  ----------
                                                  ----------
           Other Assets, less Liabilities 0.2%                        7,341
                                                                 ----------
           NET ASSETS (Equivalent to $13.86
             per share based on 329,953
             shares outstanding)       100.0%                    $4,572,049
                                                                 ----------
                                                                 ----------

Note to Portfolio of Investments -- As required by the Fund's investment policies, the Fund has invested $1,471,572 (32% of its net assets) in securities issued by utilities.

                       See notes to financial statements.


                        THE PRIMARY U.S. GOVERNMENT FUND
  SHARES OR                                                        MARKET
PRINCIPAL AMOUNT                                   COST            VALUE
----------------                                 -------          -------

           U.S. GOVERNMENT SECURITIES 75.1%
           U.S. TREASURY NOTE
$ 75,000   U.S. Treasury Note, 6.375%,
             due 7/15/99                           $  74,859      $  75,666
                                                   ---------      ---------
           U.S. GOVERNMENT AGENCY NOTES
 100,000   Federal Farm Credit Bank, 6.49%,
             due 1/20/00                             100,955        101,227
 100,000   Student Loan Mortgage Association,
             5.56%, due 3/3/00                        99,875         99,645
  50,000   Federal National Mortgage Association,
             6.59%, due 7/15/02                       50,364         50,391
 100,000   Federal Home Loan Bank, 5.84%,
             due 3/5/03                              100,000         99,707
 100,000   Federal National Mortgage Association,
             8.50%, due 2/01/05                       99,531        104,374
  50,000   Federal Home Loan Bank,
             7.01%, due 8/20/07                       50,000         50,383
                                                   ---------      ---------
             Total U.S. Government
               Agency Notes                          500,725        505,727
                                                   ---------      ---------
              Total U.S. Government Securites        575,584        581,393
                                                   ---------      ---------
           BONDS AND NOTES 6.5%
  50,000   Northern Illinois Gas, 5.75%,
             due 6/01/03                              49,767         49,997
                                                   ---------      ---------
             Total Long-Term Investments             625,351        631,390

           SHORT-TERM INVESTMENTS 16.2%
           VARIABLE RATE DEMAND NOTES
  35,414   General Mills, Inc., 5.26%                 35,414         35,414
  35,785   Johnson Controls, Inc., 5.26%              35,785         35,785
  29,057   Pitney Bowes Credit Corp., 5.26%           29,057         29,057
                                                   ---------      ---------
             Total Variable Rate Demand Notes        100,256        100,256

           U.S. GOVERNMENT AGENCY NOTE
  25,000   Federal Home Loan Bank, 5.24%,
             due 11/30/98                             24,945         24,966
                                                   ---------      ---------
             Total Short-Term Investments            125,201        125,222
                                                   ---------      ---------
           TOTAL INVESTMENTS 97.8%                  $750,552        756,612
                                                   ---------      ---------
                                                   ---------

           Other Assets, less Liabilities 2.2%                       17,342
                                                                  ---------
           NET ASSETS (Equivalent to $9.93
             per share based on 77,970 shares
             outstanding)              100.0%                      $773,954
                                                                  ---------
                                                                  ---------

                       See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1998

                                                                                                   THE PRIMARY
                                                           THE PRIMARY        THE PRIMARY        U.S. GOVERNMENT
                                                            TREND FUND        INCOME FUND              FUND
                                                           -----------        ------------       ----------------
Assets:
  Investments, at Value (Note 2a):
    Common Stocks                                         $19,066,705         $3,205,673          $        --
    Preferred Stocks                                               --            292,625                   --
    Bonds and Notes                                                --            393,219              631,390
    Short-Term Investments                                  4,622,780            673,191              125,222
                                                           ----------         ----------          -----------
       Total Investments (Cost $19,519,580;
         $3,900,072 and $750,552, respectively)            23,689,485          4,564,708              756,612
  Dividends Receivable                                         29,194             10,605                   --
  Interest Receivable                                          25,872             12,767               15,977
  Due from Adviser                                                 --                 --                7,269
  Prepaid Expenses                                              2,129                840                  739
                                                           ----------         ----------          -----------
       Total Assets                                        23,746,680          4,588,920              780,597
                                                           ----------         ----------          -----------
Liabilities:
  Accrued Investment Advisory Fees                             14,406              8,484                   --
  Other                                                        18,469              8,387                6,643
                                                           ----------         ----------          -----------
       Total Liabilities                                       32,875             16,871                6,643
                                                           ----------         ----------          -----------
Net Assets                                                $23,713,805         $4,572,049             $773,954
                                                           ----------         ----------          -----------
                                                           ----------         ----------          -----------
Shares Outstanding                                          1,696,238            329,953               77,970
Net Assets Per Share                                        $   13.98         $    13.86          $      9.93
                                                           ----------         ----------          -----------
                                                           ----------         ----------          -----------
Net Assets Consist of:
  Capital Stock (30,000,000 shares authorized each)       $17,160,132         $3,503,422             $799,351
  Net Unrealized Appreciation of Investments                4,169,905            664,636                6,060
  Undistributed Net Investment Income                         120,185              3,505                  222
  Undistributed Net Realized Gains (Accumulated Losses)     2,263,583            400,486              (31,679)
                                                           ----------         ----------          -----------
Net Assets                                                $23,713,805         $4,572,049             $773,954
                                                           ----------         ----------          -----------
                                                           ----------         ----------          -----------


                       See notes to financial statements.

STATEMENTS OF OPERATIONS
For the year ended June 30, 1998

                                                                                                   THE PRIMARY
                                                           THE PRIMARY        THE PRIMARY        U.S. GOVERNMENT
                                                            TREND FUND        INCOME FUND              FUND
                                                           -----------        ------------       ----------------
Income:
   Interest                                                $   184,538         $   56,339         $   49,327
   Dividends                                                   335,890(a)<F2>     138,408(b)<F3>          --
                                                          ------------         ----------         ----------
   Total Income                                                520,428            194,747             49,327
                                                          ------------         ----------         ----------
Expenses:
   Investment Advisory Fees (Note 3)                           180,773             34,852              4,930
   Administration and Accounting Fees                           37,983             27,015             15,995
   Shareholder Servicing Costs                                  31,766             11,564              8,876
   Professional Fees                                            24,717             13,457             11,898
   Registration Fees                                             6,956              3,311              2,394
   Custodial Fees                                                5,688              1,304                353
   Printing                                                      5,172              1,511                417
   Postage                                                       5,059                845                260
   Insurance                                                     3,014                592                100
   Other                                                         2,667                719                623
                                                          ------------         ----------         ----------
   Total Expenses Before Reimbursement                         303,795             95,170             45,846
   Less Expenses Reimbursed By Adviser (Note 3)                     --           (49,377)           (38,609)
                                                          ------------         ----------         ----------
   Net Expenses                                                303,795             45,793              7,237
                                                          ------------         ----------         ----------
Net Investment Income                                          216,633            148,954             42,090
                                                          ------------         ----------         ----------
Net Realized Gain on Investments                             3,350,856            543,724                538
Change in Net Unrealized Appreciation of Investments         (572,297)           (59,402)              2,339
                                                          ------------         ----------         ----------
Net Realized and Unrealized Gain on Investments              2,778,559            484,322              2,877
                                                          ------------         ----------         ----------
Net Increase in Net Assets From Operations                $  2,995,192         $  633,276         $   44,967
                                                          ------------         ----------         ----------
                                                          ------------         ----------         ----------

(a)<F2>   Net of $2,051 in foreign withholding taxes.
(b)<F3>   Net of $281 in foreign withholding taxes.

                See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 1998 and 1997

                                                                                                             THE PRIMARY
                                                 THE PRIMARY                   THE PRIMARY                 U.S. GOVERNMENT
                                                  TREND FUND                   INCOME FUND                       FUND
                                          -------------------------      ------------------------       ----------------------
                                             1998           1997           1998           1997            1998          1997
                                          ----------     ----------     ----------     ----------       ---------    ----------
Operations:
 Net Investment Income                   $  216,633     $  184,619      $ 148,954      $ 141,857       $ 42,090       $ 49,069
 Net Realized Gain (Loss)
   on Investments                         3,350,856      3,131,721        543,724        574,471            538        (2,965)
 Change in Net Unrealized
   Appreciation of Investments            (572,297)      1,891,832       (59,402)        264,822          2,339          4,600
                                         ----------    -----------     ----------    -----------     ----------     ----------
 Net Increase in Net
   Assets from Operations                 2,995,192      5,208,172        633,276        981,150         44,967         50,704
                                         ----------    -----------     ----------    -----------     ----------     ----------
Distributions to Shareholders:
 From Net Investment Income                (96,448)      (233,063)      (145,449)      (141,857)       (41,868)       (49,069)
 From Net Realized Gains                (4,024,201)    (1,224,581)      (642,742)      (270,274)             --             --
                                         ----------    -----------     ----------    -----------     ----------     ----------
 Decrease in Net Assets from
   Distributions                        (4,120,649)    (1,457,644)      (788,191)      (412,131)       (41,868)       (49,069)
                                         ----------    -----------     ----------    -----------     ----------     ----------
Fund Share Transactions:
 Proceeds from Shares Sold                  667,691      1,000,973        199,259        357,717         69,909         31,529
 Reinvested Distributions                 3,955,376      1,394,574        754,261        401,280         31,786         40,850
 Cost of Shares Redeemed                (2,989,448)    (4,063,507)      (533,135)    (1,531,820)       (65,041)      (138,587)
                                         ----------    -----------     ----------    -----------     ----------     ----------
 Net Increase (Decrease) in
   Net Assets from Fund
   Share Transactions                     1,633,619    (1,667,960)        420,385      (772,823)         36,654       (66,208)
                                         ----------    -----------     ----------    -----------     ----------     ----------
Total Increase (Decrease) in
   Net Assets                               508,162      2,082,568        265,470      (203,804)         39,753       (64,573)
Net Assets:
 Beginning of Year                       23,205,643     21,123,075      4,306,579      4,510,383        734,201        798,774
                                         ----------    -----------     ----------    -----------     ----------     ----------
 End of Year                            $23,713,805    $23,205,643     $4,572,049     $4,306,579       $773,954       $734,201
                                         ----------    -----------     ----------    -----------     ----------     ----------
                                         ----------    -----------     ----------    -----------     ----------     ----------
Undistributed Net Investment
  Income at End of Year                 $   120,185    $        --     $    3,505     $       --      $     222      $      --
                                         ----------    -----------     ----------    -----------     ----------     ----------
                                         ----------    -----------     ----------    -----------     ----------     ----------
Transactions in Shares:
 Sales                                       47,010         73,343         14,295         27,338          7,013          3,193
 Reinvested Distributions                   295,431        114,514         55,430         31,924          3,203          4,125
 Redemptions                              (212,540)      (298,834)       (37,768)      (114,337)        (6,548)       (13,977)
                                         ----------    -----------     ----------    -----------     ----------     ----------
  Net Increase (Decrease)                   129,901      (110,977)         31,957       (55,075)          3,668        (6,659)
                                         ----------    -----------     ----------    -----------     ----------     ----------
                                         ----------    -----------     ----------    -----------     ----------     ----------

                        See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following table shows per share operating performance data, total investment return, ratios and supplemental data for each of the years ended June 30

                                                           1998           1997            1996         1995           1994
                                                          -------        -------         -------      -------       -------
THE PRIMARY TREND FUND
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Year                       $  14.82       $  12.59       $  12.10      $  10.98      $  11.22
                                                         --------       --------       --------      --------      --------
Net Investment Income                                        0.13           0.12           0.21          0.23          0.25
Net Realized and Unrealized Gain
  (Loss) on Investments                                      1.60           2.98           1.30          1.55        (0.28)
                                                         --------       --------       --------      --------      --------
Total from Investment Operations                             1.73           3.10           1.51          1.78        (0.03)
                                                         --------       --------       --------      --------      --------
Less Distributions:
     From Net Investment Income                            (0.06)         (0.14)         (0.23)        (0.26)        (0.08)
     From Net Realized Gains                               (2.51)         (0.73)         (0.79)        (0.40)        (0.13)
                                                         --------       --------       --------      --------      --------
     Total Distributions                                   (2.57)         (0.87)         (1.02)        (0.66)        (0.21)
                                                         --------       --------       --------      --------      --------
Net Increase (Decrease)                                    (0.84)           2.23           0.49          1.12        (0.24)
                                                         --------       --------       --------      --------      --------
Net Asset Value, End of Year                             $  13.98       $  14.82       $  12.59      $  12.10      $  10.98
                                                         --------       --------       --------      --------      --------
                                                         --------       --------       --------      --------      --------
TOTAL INVESTMENT RETURN                                    +13.1%         +26.2%         +11.7%        +17.0%         -0.3%

RATIOS AND SUPPLEMENTAL DATA
     Net Assets, End of Year (in thousands)              $ 23,714       $ 23,206       $ 21,123      $ 21,343      $ 20,873
     Ratio of Net Expenses to Average Net Assets            1.24%          1.18%          1.19%         1.24%         1.27%
     Ratio of Net Investment Income
       to Average Net Assets                                0.89%          0.82%          1.68%         1.88%         1.91%
     Portfolio Turnover                                     24.4%          63.5%          46.5%         37.1%         77.2%

THE PRIMARY INCOME FUND
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Year                       $  14.45       $  12.77       $  12.07      $  11.04      $  11.68
                                                         --------       --------       --------      --------      --------
Net Investment Income                                        0.45           0.42           0.43          0.50          0.49
Net Realized and Unrealized Gain
  (Loss) on Investments                                      1.50           2.44           1.28          1.10        (0.54)
                                                         --------       --------       --------      --------      --------
Total from Investment Operations                             1.95           2.86           1.71          1.60        (0.05)
                                                         --------       --------       --------      --------      --------
Less Distributions:
     From Net Investment Income                            (0.44)         (0.42)         (0.43)        (0.50)        (0.49)
     From Net Realized Gains                               (2.10)         (0.76)         (0.58)        (0.07)        (0.10)
                                                         --------       --------       --------      --------      --------
     Total Distributions                                   (2.54)         (1.18)         (1.01)        (0.57)        (0.59)
                                                         --------       --------       --------      --------      --------
Net Increase (Decrease)                                    (0.59)           1.68           0.70          1.03        (0.64)
                                                         --------       --------       --------      --------      --------
Net Asset Value, End of Year                             $  13.86       $  14.45       $  12.77      $  12.07      $  11.04
                                                         --------       --------       --------      --------      --------
                                                         --------       --------       --------      --------      --------
TOTAL INVESTMENT RETURN                                    +14.7%         +24.1%         +14.8%        +14.8%         -0.6%

RATIOS AND SUPPLEMENTAL DATA
     Net Assets, End of Year (in thousands)              $  4,572       $  4,307       $  4,510      $  4,221      $  3,677
     Ratio of Net Expenses to Average Net Assets            0.97%          0.84%          0.84%         0.84%         0.84%
     Ratio of Net Investment
       Income to Average Net Assets                         3.16%          3.19%          3.43%         4.35%         4.20%
     Ratio of Expenses Reimbursed
       to Average Net Assets                                1.05%          0.86%          0.73%         0.76%         1.19%
     Portfolio Turnover                                     33.5%          48.4%          41.5%         40.9%         39.7%


                                                           1998           1997            1996         1995           1994
                                                          -------        -------         -------      -------       -------
THE PRIMARY U.S. GOVERNMENT FUND
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Year                       $   9.88       $   9.87       $  10.09      $   9.74      $  10.60
                                                         --------       --------       --------      --------      --------
Net Investment Income                                        0.55           0.63           0.63          0.57          0.51
Net Realized and Unrealized Gain (Loss) on Investments       0.05           0.01         (0.22)          0.38        (0.67)
                                                         --------       --------       --------      --------      --------
Total from Investment Operations                             0.60           0.64           0.41          0.95        (0.16)
                                                         --------       --------       --------      --------      --------
Less Distributions:
     From Net Investment Income                            (0.55)         (0.63)         (0.63)        (0.57)        (0.51)
     From Net Realized Gains                                   --             --             --        (0.03)        (0.19)
                                                         --------       --------       --------      --------      --------
     Total Distributions                                   (0.55)         (0.63)         (0.63)        (0.60)        (0.70)
                                                         --------       --------       --------      --------      --------
Net Increase (Decrease)                                      0.05           0.01         (0.22)          0.35        (0.86)
                                                         --------       --------       --------      --------      --------
Net Asset Value, End of Year                             $   9.93       $   9.88       $   9.87       $ 10.09      $   9.74
                                                         --------       --------       --------      --------      --------
                                                         --------       --------       --------      --------      --------
TOTAL INVESTMENT RETURN                                     +6.2%          +6.7%          +4.1%        +10.2%         -1.7%

RATIOS AND SUPPLEMENTAL DATA
     Net Assets, End of Year (in thousands)              $    774       $    734       $    799      $  1,345       $ 1,295
     Ratio of Net Expenses to Average Net Assets            0.95%          0.75%          0.75%         0.75%         0.75%
     Ratio of Net Investment Income
       to Average Net Assets                                5.55%          6.41%          6.24%         5.85%         4.91%
     Ratio of Expenses Reimbursed
       to Average Net Assets                                5.09%          3.84%          2.20%         1.92%         2.44%
     Portfolio Turnover                                     62.6%          29.3%          46.6%         63.0%         94.4%

                       See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 1998

1. ORGANIZATION

   The Primary Trend Fund, Inc. ("Trend Fund"), a growth and income fund, began operations on September 15, 1986. The Primary Income Funds, Inc. ("Income Funds") began operations on September 1, 1989. The Trend Fund and the Income Funds, collectively, the "Funds," are registered under the Investment Company Act of 1940 as open-end investment management companies. The Income Funds is a "series" fund which consists of two portfolios: The Primary Income Fund ("Income Fund") and The Primary U.S. Government Fund ("Government Fund").

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed by the
Funds:

   a. Each security, excluding securities with 60 days or less remaining to maturity, is valued at the last sale price, or if no sale is reported, the average of the latest bid and asked prices. Other securities for which market quotations are not readily available are valued under procedures approved by the Boards of Directors. Securities with 60 days or less remaining to maturity are valued at amortized cost, which approximates market value.

   b. Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned, and includes amortization of premiums and discounts. Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

   c. No provision for federal income taxes has been made since the Funds have elected to be taxed as regulated investment companies and intend to distribute their net investment income and net realized gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The cost basis of investments for federal income tax purposes is the same as that for financial statement purposes. The Government Fund's accumulated net realized loss on sales of investments for federal income tax purposes at June 30, 1998, is $31,679. This loss carryover is available to offset future taxable gains in the Government Fund and, if not applied, $28,714 will expire in 2003 and $2,965 will expire in 2005.

   d. Dividends from net investment income are declared and paid at least annually by the Trend Fund and are declared and paid monthly by the Income Fund and the Government Fund. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassification between net asset accounts are made for such differences. Accordingly, at June 30, 1998, a reclassification was made to decrease undistributed net realized gains and to increase undistributed net investment income by $590 for the Trend Fund.

   e. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY FEES AND MANAGEMENT AGREEMENTS

   The Funds have agreements with Arnold Investment Counsel, Inc. (the "Adviser"), with whom certain officers and directors of the Funds are affiliated, to serve as investment adviser. Under the terms of the agreements, the Adviser receives from both the Trend Fund and the Income Fund a monthly fee at an annual rate of 0.74% of their respective average daily net assets; and from the Government Fund a monthly fee at an annual rate of 0.65% of its average daily net assets. The agreements further stipulate that the Adviser will reimburse the Funds for annual expenses exceeding certain specified levels. In addition to the reimbursements required under the agreements, the Adviser has voluntarily reimbursed the Income Fund and the Government Fund for additional expenses incurred during the year ended June 30, 1998. As of June 30, 1998, the Adviser was reimbursing the Income Fund and the Government Fund for all expenses exceeding 1.00% of their respective average daily net assets. Prior to September 1, 1997, the Adviser was reimbursing the Income Fund and the Government Fund for all expenses exceeding 0.84% and 0.75%, respectively, of their average daily net assets. These additional voluntary reimbursements to the Funds may be modified or discontinued at any time by the Adviser. The Adviser was not required to reimburse the Trend Fund for the year ended June 30, 1998. For the year ended June 30, 1998, the Funds incurred investment advisory fees, net of expense reimbursements, totalling $132,569. The Trend Fund paid total directors fees of $500 to its outside director and the Income Funds paid total directors fees of $500 to its outside director during the year ended June 30, 1998.

4. PURCHASES AND SALES OF SECURITIES

   Total purchases and sales of securities, other than short-term investments, for the Funds for the year ended June 30, 1998, were as follows:

                                                                  THE PRIMARY
                                  THE PRIMARY     THE PRIMARY   U.S. GOVERNMENT
                                   TREND FUND     INCOME FUND         FUND
                                  -----------     -----------   ---------------
   Purchases
     U.S. Government              $       --      $  100,375       $476,110
     Other                         5,171,180       1,281,425             --
   Sales
     U.S. Government                      --              --        400,000
     Other                         9,823,873       1,760,631             --

For the year ended June 30, 1998, 70.4% and 48.3% of dividends paid from net investment income, including short-term capital gains, qualified for the dividends received deduction available to corporate shareholders of the Trend Fund and Income Fund, respectively.

REPORT OF INDEPENDENT AUDITORS
The Board of Directors and Shareholders,
  The Primary Trend Fund, Inc.
  The Primary Income Funds, Inc.

  We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of The Primary Trend Fund, Inc. and The Primary Income Funds, Inc. (comprised of The Primary Income Fund and The Primary U.S. Government Fund) as of June 30, 1998, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of The Primary Trend Fund, Inc. and The Primary Income Funds, Inc. at June 30, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

/s/ Ernst & Young LLP

Milwaukee, Wisconsin
July 24, 1998


RESULTS OF SHAREHOLDER MEETING

A special meeting of shareholders of the Funds was held on April 29, 1998 for the sole purpose of electing directors. Barry S. Arnold, Lilli Gust, Clark J. Hillery and Harold L. Holtz were elected directors of the Funds by shareholders of record as of March 25, 1998. The results of the vote were as follows:

                                                FOR ALL DIRECTORS   WITHHELD
                                                ------------------  --------
The Primary Trend Fund, Inc.                       1,103,054        15,563
The Primary Income Funds, Inc.                       312,083           485

FUND PERFORMANCE COMPARISON

FUND'S TOTAL RETURN PERFORMANCE
---------------------------------------
1998 Year to Date                    + 3.8%
12 Months Ended June 30, 1998        +13.1%
5 Years (Annualized)                 +13.6%
10 Years (Annualized)                +10.3%
Annualized Since Inception (9/15/86) +10.6%

Initial Investment of $10,000 on 9/30/86

           Value as of 6/30/98
S&P 500 COMPOSITE                  $68,555
PRIMARY TREND FUND                 $34,145

                           Primary Trend Fund      S&P 500 Composite
9/15/86                        10000.00                10000.00
12/31/86                        9940.15                10562.09
3/31/87                        11009.23                12806.73
6/30/87                        11504.58                13449.73
9/30/87                        11774.46                14337.72
12/31/87                       10301.89                11109.38
3/31/88                        11607.94                11740.24
6/30/88                        12152.02                12521.82
9/30/88                        11815.32                12563.88
12/31/88                       12194.64                12947.87
3/31/89                        12958.08                13864.06
6/30/89                        13471.28                15095.34
9/30/89                        13728.98                16708.09
12/31/89                       13280.64                17050.24
3/31/90                        13338.30                16526.43
6/30/90                        13281.72                17556.32
9/30/90                        12215.54                15152.88
12/31/90                       13052.61                16525.45
3/31/91                        14803.96                18924.43
6/30/91                        14701.49                18881.18
9/30/91                        15501.53                19891.55
12/31/91                       15603.23                21558.88
3/31/92                        15506.10                21012.92
6/30/92                        15766.31                21410.73
9/30/92                        16033.68                22085.03
12/31/92                       15635.34                23195.40
3/31/93                        16593.21                24208.59
6/30/93                        17049.47                24323.81
9/30/93                        17265.82                24951.08
12/31/93                       17419.16                25530.86
3/31/94                        16908.22                24563.70
6/30/94                        17001.07                24666.60
9/30/94                        17914.60                25870.42
12/31/94                       17396.33                25866.88
3/31/95                        18401.45                28371.48
6/30/95                        19900.00                31078.50
9/30/95                        20062.04                33545.78
12/31/95                       20217.06                35562.39
3/31/96                        21922.32                37469.77
6/30/96                        22586.54                39145.90
9/30/96                        23360.17                40340.39
12/31/96                       26276.95                43680.48
3/31/97                        25930.92                44855.06
6/30/97                        28510.04                52676.89
9/30/97                        31346.47                56616.59
12/31/97                       32901.16                58244.25
3/31/98                        35148.65                66362.82
6/30/98                        34144.83                68554.85



FUND'S TOTAL RETURN PERFORMANCE
---------------------------------------
1998 Year to Date                    + 1.1%
12 Months Ended June 30, 1998        +14.7%
5 Years (Annualized)                 +13.3%
Annualized Since Inception (9/1/89)  +12.3%

Initial Investment of $10,000 on 9/1/89

           Value as of 6/30/98
S&P 500 COMPOSITE                 $40,875
S&P UTILITES INDEX                $27,911
PRIMARY INCOME FUND               $27,640

                                Primary            S&P 500            S&P
                              Income Fund         Composite     Utilities Index
9/1/89                         10000.00            10000.00         10000.00
9/30/89                        10051.00             9962.00         10374.00
12/31/89                       10474.76            10166.00         11211.03
3/31/90                        10226.95             9853.69         10283.01
6/30/90                        10421.22            10467.75         10285.01
9/30/90                         9915.58             9034.72          9781.23
12/31/90                       10869.61             9853.10         11036.15
3/31/91                        11467.60            11283.47         11189.42
6/30/91                        11377.55            11257.68         10693.38
9/30/91                        12590.33            11860.10         11537.75
12/31/91                       13205.91            12854.22         12513.96
3/31/92                        12617.35            12528.70         11347.28
6/30/92                        13263.20            12765.89         12241.79
9/30/92                        13753.22            13167.93         13207.17
12/31/92                       13507.97            13829.98         13532.36
3/31/93                        14632.48            14434.08         15004.10
6/30/93                        14951.12            14502.78         15349.34
9/30/93                        15671.30            14876.78         16423.18
12/31/93                       15591.35            15222.47         15492.96
3/31/94                        14985.09            14645.81         14212.86
6/30/94                        14864.52            14707.17         14203.19
9/30/94                        15512.73            15424.93         14275.99
12/31/94                       15189.85            15422.82         14273.87
3/31/95                        16251.81            16916.16         15259.71
6/30/95                        17070.58            18530.18         16392.94
9/30/95                        17622.29            20001.27         18233.01
12/31/95                       18322.15            21203.65         20145.72
3/31/96                        19092.45            22340.90         19187.97
6/30/96                        19604.75            23340.27         20148.53
9/30/96                        20035.27            24052.48         19440.34
12/31/96                       22005.00            26043.96         20737.69
3/31/97                        22456.01            26744.30         20038.13
6/30/97                        24330.28            31407.96         21216.10
9/30/97                           26745            33756.96         22235.32
12/31/97                        27615.7            34727.44         25856.86
3/31/98                        28664.69            39568.04         27309.72
6/30/98                        27910.98            40875.01         27640.05



FUND'S TOTAL RETURN PERFORMANCE
---------------------------------------
1998 Year to Date                     +2.7%
12 Months Ended June 30, 1998         +6.2%
5 Years (Annualized)                  +5.0%
Annualized Since Inception (9/1/89)   +6.9%

Initial Investment of $10,000 on 9/1/89

              Value as of 6/30/98
LEHMAN INTERMEDIATE TREASURY COMPOSITE     $19,533
PRIMARY U.S. GOVERNMENT FUND               $18,002

                              Primary U.S.   Lehman Intermediate
                            Government Fund   Treasury Composite
9/1/89                         10000.00            10000.00
9/30/89                        10026.00            10046.00
12/31/89                       10336.37            10388.53
3/31/90                        10276.34            10368.52
6/30/90                        10623.74            10691.59
9/30/90                        10581.55            10896.21
12/31/90                       11190.57            11370.37
3/31/91                        11449.86            11615.35
6/30/91                        11525.33            11808.97
9/30/91                        12181.27            12371.30
12/31/91                       12837.12            12973.93
3/31/92                        12519.94            12831.19
6/30/92                        12911.74            13330.10
9/30/92                        13418.70            13924.98
12/31/92                       13293.04            13873.96
3/31/93                        13775.18            14397.05
6/30/93                        14080.96            14681.39
9/30/93                        14465.99            14992.61
12/31/93                       14418.84            15014.76
3/31/94                        14037.93            14734.33
6/30/94                        13841.96            14653.21
9/30/94                        13917.69            14764.68
12/31/94                       13966.28            14749.68
3/31/95                        14600.10            15358.92
6/30/95                        15254.17            16076.27
9/30/95                        15545.67            16319.98
12/31/95                       15924.90            16871.14
3/31/96                        15964.28            16751.67
6/30/96                        15887.39            16860.02
9/30/96                        16196.67            17149.32
12/31/96                       16525.06            17544.48
3/31/97                        16540.91            17531.76
6/30/97                        16954.01            18018.26
9/30/97                        17273.99            18481.05
12/31/97                       17537.83            18893.95
3/31/98                        17738.36             19179.6
6/30/98                        18002.17            19532.71

Past performance is not predictive of future performance. (You already know that but we are required to say it anyway.)

(THE PRIMARY TREND FUNDS LOGO)

INVESTMENT ADVISER
 Arnold Investment Counsel
   Incorporated
 First Financial Centre
 700 North Water Street
 Milwaukee, Wisconsin 53202
 1-800-443-6544

OFFICERS
 Lilli Gust, President
 Barry S. Arnold, Vice President and Assistant Secretary
 James R. Arnold, Jr., Secretary-Treasurer

DIRECTORS
 Barry S. Arnold
 Lilli Gust
 Clark J. Hillery
 Harold L. Holtz

ADMINISTRATOR
 Sunstone Financial Group, Inc.
 207 East Buffalo Street, Suite 400
 Milwaukee, Wisconsin 53202

CUSTODIAN, TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
 Firstar Trust Company
 615 East Michigan Street
 Milwaukee, Wisconsin 53202
 1-800-968-2122

INDEPENDENT AUDITORS
 Ernst & Young LLP
 111 East Kilbourn Avenue
 Milwaukee, Wisconsin 53202

LEGAL COUNSEL
 Foley & Lardner
 777 East Wisconsin Avenue
 Milwaukee, Wisconsin 53202

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